UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-576

Northeast Investors Trust

(Exact name of Registrant as specified in charter)

125 High Street, Room 1802

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street, Room 1802

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

NORTHEAST

INVESTORS

TRUST

A NO LOAD FUND

Semi-Annual Report

For the Period Ending

March 31, 2015

Dear Fellow Shareholders:

During the first half of fiscal 2015, Northeast Investors Trust produced a total return of -10.5%, which compares unfavorably with the total return of 1.4% the Merrill Lynch Master II Index. We are disappointed with these results, especially because they came after very good performances in both fiscal 2013 and 2014.

The direct reason for the underperformance was our overweighting in the energy sector. In late 2014, OPEC essentially decided to cause oil pricing to fall and energy-related bond prices followed in lockstep.

We have believed all along that the strategy pursued by OPEC is an unsustainable one — and therefore that oil pricing will at least return to levels at which the original asset values in our energy companies will more or less be validated, with an allowance needed for the effect of the short-run pricing upon near-term company cash flows.

To some extent, our thinking has come true, with the price of the underlying commodity now up almost 50% from its lows. The prices of energy company bonds have lagged somewhat, but we believe that the price of oil in many cases has risen to levels which, when coupled with an expected drop in drilling costs, is close to or above “break-evens” for many high yield issuers.

Looking forward, we accordingly are hopeful that pricing of these securities will rise. Inasmuch as the price of oil is generally negatively correlated with bond prices, this sector of our portfolio might be further favorably viewed as a partial hedge against rising interest rates.

In another area that might get more attention in the near future, a major question for markets may be the situation in Greece, which has the potential to destabilize markets to varying degrees. While we have views on the economic conditions there and on potential policy prescriptions and those to date, there is a huge political and therefore human element at work in the process. Therefore, we are treating the situation as having multiple possible outcomes and we are trying to weigh them carefully.

In the absence of a worst-case global scenario arising from Europe, we are relatively sanguine about the portfolio structure. We do continue to hold our energy bonds — notwithstanding the volatility we have witnessed — and the portfolio continues to hold an eclectic makeup of other issuers.

While we are disappointed in the results for the most recent six month period, we remain significant shareholders in the Trust and would look forward to better results in the future.

Sincerely,

Bruce H. Monrad

Chairman of the Trustees

Historical Information (unaudited)

Fiscal Year Ended Sept. 30	At End of Fiscal Year		Distribution Per Share During Fiscal Year			Average Monthly Net Asset Value
	Full Shares Outstanding	Net Asset Value Per Share	Total Net Assets	From Net Income	From Capital Gain
1950(a)	27,685	$10.12	$280,172	$0.22	$0.0000	$9.86
1951	51,070	11.09	566,238	0.60	0.2709	10.71
1952	78,519	11.33	889,359	0.61	0.2597	11.28
1953	96,413	10.83	1,044,115	0.65	0.1046	11.57
1954	131,031	14.17	1,855,734	0.61	0.2269	12.75
1955	159,278	16.93	2,695,322	0.675	0.3886	16.30
1956	168,256	16.87	2,837,437	0.745	0.3185	17.65
1957	180,360	14.57	2,626,103	0.76	1.2450	16.72
1958	210,929	16.55	3,489,777	0.76	0.6658	15.75
1959	259,709	16.77	4,354,809	0.76	1.6951	18.36
1960	316,915	15.73	4,986,360	0.79	0.5663	16.58
1961	391,126	17.23	6,739,320	0.80	0.8179	17.33
1962	492,454	16.48	8,111,024	0.80	0.4345	17.45
1963	676,976	17.80	12,046,866	0.80	0.4134	17.70
1964	981,037	18.48	18,122,167	0.83	0.4899	18.36
1965	1,238,570	18.46	22,855,525	0.84	0.4642	18.80
1966	1,445,424	16.03	23,163,540	0.86	0.4346	18.08
1967	1,644,607	17.31	28,454,561	0.90	0.3157	17.08
1968	1,954,413	17.74	34,657,130	0.94	0.4357	17.31
1969	2,225,423	15.30	34,032,661	0.99	0.4378	17.07
1970	2,618,638	14.15	37,049,008	1.035	0.0000	14.57
1971	3,174,649	15.23	48,329,677	1.10	0.0000	15.04
1972	3,924,201	15.75	61,787,749	1.15	0.0000	15.74
1973	4,541,622	15.18	68,896,938	1.14	0.0000	15.62
1974	4,735,497	12.35	58,446,955	1.16	0.0000	13.95
1975	5,995,696	13.04	78,126,666	1.21	0.0000	13.10
1976	8,067,930	14.57	117,514,100	1.25	0.0000	14.02
1977	10,781,998	14.93	160,882,937	1.28	0.0000	14.96
1978	11,838,531	14.03	166,015,297	1.28	0.0000	14.34
1979	12,463,013	13.01	162,045,583	1.285	0.0000	13.89
1980	12,405,590	11.26	139,586,138	1.34	0.0000	11.78
1981	12,249,619	9.38	114,852,760	1.395	0.0000	10.35
1982	13,360,184	10.88	145,243,484	1.41	0.0000	10.01
1983	14,361,773	11.83	169,821,605	1.44	0.0000	11.96
1984	15,324,746	10.98	168,229,381	1.46	0.0000	10.34
1985	17,887,582	12.19	217,989,344	1.46	0.0000	11.77
1986	23,037,102	13.60	313,197,229	1.46	0.0000	13.17
1987	26,987,069	12.89	347,841,198	1.46	0.0000	13.63
1988	33,268,240	12.16	404,218,905	1.94	0.0000	12.13
1989	34,498,332	11.18	385,389,718	1.54	0.0000	11.64
1990	31,459,941	8.81	277,133,819	1.43	0.0000	9.78
1991	35,220,038	8.83	310,667,350	1.34	0.0000	8.36
1992	47,684,814	9.50	452,773,909	1.15	0.0000	9.22
1993	47,797,167	9.94	474,975,825	1.02	0.0000	9.68
1994	58,148,389	10.02	582,093,443	0.99	0.0000	10.27

Historical Information (unaudited) (continued)

Fiscal Year Ended Sept. 30	At End of Fiscal Year		Distribution Per Share During Fiscal Year			Average Monthly Net Asset Value
	Full Shares Outstanding	Net Asset Value Per Share	Total Net Assets	From Net Income	From Capital Gain
1995	77,209,155	$10.33	$797,559,000	$0.96	$0.0000	$10.01
1996	110,229,375	10.90	1,200,483,907	0.99	0.0000	10.46
1997	175,955,357	11.79	2,074,181,767	1.00	0.0000	11.32
1998	196,523,494	10.42	2,046,655,613	0.96	0.0000	11.58
1999	204,309,420	10.08	2,059,107,419	0.98	0.1772	10.35
2000	157,648,926	9.08	1,430,592,442	1.115	0.0000	9.47
2001	158,103,174	7.42	1,172,141,899	0.97	0.0000	8.31
2002	208,979,224	7.05	1,471,469,994	0.67	0.0000	7.46
2003	249,615,565	7.19	1,794,728,603	0.56	0.0000	7.06
2004	247,232,032	7.59	1,875,883,401	0.63	0.0000	7.48
2005	177,891,341	7.58	1,347,278,591	0.54	0.0000	7.70
2006	183,131,641	7.60	1,390,905,673	0.585	0.0000	7.56
2007	165,291,354	7.68	1,268,436,554	0.56	0.0000	7.85
2008	118,452,760	5.94	703,572,671	0.56	0.0000	6.95
2009	154,496,180	5.74	885,806,723	0.44	0.0000	4.57
2010	120,110,979	6.03	723,592,180	0.44	0.0000	5.93
2011	84,950,722	5.52	468,925,715	0.44	0.0000	6.15
2012	99,735,587	6.03	601,338,130	0.41	0.0000	5.86
2013	135,886,143	6.44	875,171,812	0.365	0.0000	6.31
2014	83,921,225	6.48	543,360,576	0.47	0.0000	6.57
2015(b)	95,333,943	5.56	529,811,186	0.25	0.0000	5.92
(a)	From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.
(b)	Six months ended March 31, 2015

Average Annual Total Return (unaudited)

One year ended March 31, 2015	-8.72%
Five years ended March 31, 2015	5.42%
Ten years ended March 31, 2015	4.34%

SEC Yield (unaudited)

Yield calculated as of March 31, 2015:    5.49%

About Your Fund’s Expenses (unaudited)

	Annualized Expense Ratio	Beginning Account Value 9/30/2014	Ending Account Value 3/31/2015	Expenses Paid During Period 9/30/2014 - 3/31/2015*
Actual Return -10.22%	1.07%	$1,000.00	$897.76	$4.97
Hypothetical (5% return before expenses)	1.07%	$1,000.00	$1,019.60	$5.39

*	Expenses are equal to the Trust’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period.

As a shareholder of the Trust, you incur ongoing costs, which include costs for portfolio management, administrative services and other fund expenses. The above example is intended to help you understand the ongoing costs (in dollars) of investing in the Trust and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses based on the Trust’s actual returns. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide you account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Fixed Income Portfolio Composition (unaudited)

Distribution by Maturity

(% of portfolio)

Under 1 Year	2%
1-5 Years	57%
6-10 Years	27%
11-15 Years	0%
Over 15 Years	14%
Total	100%

Quarterly Portfolio Holdings

Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”). The schedules of portfolio holdings for the second and fourth quarters are incorporated in and filed as part of in the semi-annual and annual reports to shareholders. The first and third quarters, the schedules of portfolio holdings are filed the SEC on Form N-Q. The Trust makes the information on Form N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC’s Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC’s internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust’s reference number as a registrant under the Investment Company Act of 1940 is 811-576.

Summary of Net Assets

March 31, 2015 (unaudited)

	Value	% of Net Assets
Corporate Bonds, Notes & Preferred Securities
Automobile & Truck	$1,507,560	0.28%
Building Products	11,082,500	2.09%
Chemicals	36,828,102	6.95%
Coal	3,015,000	0.57%
Construction & Farming	12,285,000	2.32%
Electrical Utility	16,483,896	3.11%
Electrical Components & Equipment	11,560,000	2.18%
Energy / Natural Resources	67,784,983	12.79%
Financial Services	57,431,985	10.84%
Financial Services Misc.	7,280,000	1.37%
Food Processing	4,937,500	0.93%
Gaming	35,003,750	6.61%
Homebuilders	2,372,490	0.45%
Metals & Mining	21,500,300	4.06%
Office Electronics	21,262,630	4.01%
Oil & Gas Drilling	6,015,625	1.14%
Packaging & Container	929,279	0.18%
Paper / Forest Products	23,196,416	4.38%
Publishing	18,557,115	3.50%
Real Estate	96,500	0.02%
Retail Stores	16,236,600	3.06%
Systems Software	12,862,500	2.43%
Telecom Equipment	26,801,437	5.06%
Transportation	20,650,000	3.90%

Total Corporate Bonds, Notes & Preferred Securities	$435,681,168	82.23%
Total Asset Backed Securities	7,225,296	1.37%
Total Foreign Bonds	3,249,531	0.61%
Total Common & Preferred Stocks	61,417,673	11.59%
Total Repurchase Agreements	14,040,959	2.65%

Total Investments	521,614,627	98.45%
Receivables	9,470,097	1.79%

Total Assets	531,084,724	100.24%
Liabilities	(1,273,538)	-0.24%

Total Net Assets	$529,811,186	100.00%

Schedule of Investments (a)

March 31, 2015 (unaudited)

Asset Backed Securities — 1.37% Name of Issuer	Principal	Value (Note B)
Airline Lease — 1.37%
Aircraft Fin Trust, 0.635%, 5/15/24	$21,250,871	$7,225,296

Total Asset Backed Security — (cost—$9,244,129)		$7,225,296

Corporate Bonds, Notes & Preferred Securities — 82.23% Name of Issuer	Principal	Value (Note B)
Automobile & Truck — 0.28%
Delphi Corp., 6.55%, 6/15/06 (b) (c)	$36,950,000	$1,507,560

Building Products — 2.09%
Builders Firstsource, Inc., 7.625%, 6/01/21 (d)	11,000,000	11,082,500

Chemicals — 6.95%
Cornerstone Chemical Co., 9.375%, 3/15/18 (d)	12,750,000	13,196,250
Perstorp Holding AB, 11%, 8/15/17 (d)	4,500,000	4,668,750
Polyone Corp., 7.375%, 9/15/20	10,500,000	11,077,500
Reichhold Industries, Inc., 9%, 5/08/17 (b) (d)	15,771,204	7,885,602

		36,828,102

Coal — 0.57%
Westmoreland Coal Co., 8.75%, 01/01/22 (d)	3,000,000	3,015,000

Construction & Farming — 2.32%
Southern States Co-op, Inc., 10%, 8/15/21 (d)	13,000,000	12,285,000

Electrical Utility — 3.11%
Homer City Funding LLC, 8.137%, 10/01/19	16,160,682	16,483,896

Electrical Components & Equipment — 2.18%
Advanced Lighting Technologies, 10.5%, 6/01/19 (d)	17,000,000	11,560,000

Energy/Natural Resources — 12.79%
American Eagle Energy Co., 11%, 9/01/19 (b) (d)	15,500,000	5,037,483
Clayton Williams Energy, 7.75%, 4/01/19	28,000,000	26,040,000
Comstock Resources, Inc., 7.75%, 4/01/19	10,000,000	4,200,000
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	5,000,000	3,350,000
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	5,000,000	2,025,000
Energy XXI Gulf Coast, Inc., 11%, 3/15/20 (d)	5,000,000	4,756,250
Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21	3,000,000	1,080,000
Forest Oil Corporation, 7.25%, 6/15/19	29,500,000	5,236,250
RAAM Global Energy Co., 12.5%, 10/01/15	23,000,000	8,855,000
Stone Energy Corp., 7.5%, 11/15/22	2,000,000	1,810,000
Swift Energy Co., 7.125%, 6/01/17	2,000,000	1,160,000
W & T Offshore, Inc., 8.5%, 6/15/19	7,000,000	4,235,000

		67,784,983

Corporate Bonds, Notes & Preferred Securities—(continued) Name of Issuer	Principal	Value (Note B)
Financial Services — 10.84%
Bank of America Corp. PFD, 8%	$30,000,000	$32,062,500
Bank of America Corp. PFD, 8.125%	3,000,000	3,236,250
Wells Fargo & Co. PFD, 7.98%	20,213,000	22,133,235

		57,431,985

Financial Services Misc. — 1.37%
Rialto Holdings LLC, 7%, 12/01/18 (d)	7,000,000	7,280,000

Food Processing — 0.93%
Simmons Food, Inc., 7.875%, 10/01/21 (d)	5,000,000	4,937,500

Gaming — 6.61%
Greektown Superholdings, 8.875%, 3/15/19 (d)	15,250,000	16,088,750
Isle Of Capri Casinos, 8.875%, 6/15/20	8,000,000	8,640,000
Isle Of Capri Casinos, 5.875%, 3/15/21	10,000,000	10,275,000

		35,003,750

Homebuilders — 0.45%
Tousa, Inc., 9%, 7/01/10 (b) (c)	14,111,000	1,269,990
Tousa, Inc., 8.25%, 4/1/11 (b) (c)	12,250,000	1,102,500

		2,372,490

Metals & Mining — 4.06%
American Gilsonite Co., 11.5%, 9/01/17 (d)	15,980,000	14,741,550
Horsehead Holding Corp, 10.5%, 6/01/17 (d)	2,500,000	2,718,750
Horsehead Holding Corp, 9%, 6/01/17 (d)	4,000,000	4,040,000

		21,500,300

Office Electronics — 4.01%
Pitney Bowes International Holdings PFD, 6.125%, 10/30/16 (d)	20,065	21,262,630

Oil & Gas Drilling — 1.14%
Key Energy Services, Inc., 6.75%, 3/01/21	250,000	161,250
Parker Drilling Co., 7.5%, 8/01/20	7,250,000	5,854,375

		6,015,625

Packaging & Container — 0.18%
Constar, Inc., PIK, 11%, 12/31/17 (b) (e)	8,220,145	929,279
Constar, Inc. PFD (b) (e)	9,432	0

		929,279

Paper/Forest Products — 4.38%
American Tissue, Inc., 12.5%, 7/15/06 (b) (c) (e)	14,061,292	24,541
Cenveo Corp., 6%, 8/01/19 (d)	2,250,000	2,109,375
Cenveo Corp., 8.5%, 9/15/22 (d)	25,000,000	21,062,500

		23,196,416

Corporate Bonds, Notes & Preferred Securities—(continued) Name of Issuer	Principal	Value (Note B)

Publishing — 3.50%
AMO Escrow Corp., 11.5%, 12/15/17	$18,193,250	$18,557,115

Real Estate — 0.02%
Forestar USA Real Estate, 8.5%, 6/01/22 (d)	100,000	96,500
Retail Stores — 3.06%
Claire’s Stores, Inc., 9%, 3/15/19 (d)	12,000,000	10,890,000
Claire’s Stores, Inc., 6.125%, 3/15/20 (d)	6,365,000	5,346,600

		16,236,600

Systems Software — 2.43%
Interface Sec. Systems Holdings, 9.25%, 1/15/18	8,500,000	8,542,500
Interface Master Holding PIK, 12.5%, 8/01/18 (d)	4,500,000	4,320,000

		12,862,500

Telecom Equipment — 5.06%
Nortel Networks LTD, 10.75%, 7/15/16 (b)	23,850,000	26,801,437

Transportation — 3.90%
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (d)	20,000,000	20,650,000

Total Corporate Bonds, Notes, & Preferred Securities (cost—$564,016,035)		$435,681,168

Foreign Bonds — 0.61% Name of issuer	Principal	Value (Note B)
Foreign Bonds — 0.61%
Republic of Argentina GDP Linked Security, FRN, 12/15/35	$34,386,574	$3,249,531

Total Foreign Bonds — (cost—$1,423,421)		$3,249,531

Common & Preferred Stock — 11.59% Name of issuer	Number of Shares	Value (Note B)
Banks/Money Centers — 6.97%
Citigroup, Inc.	716,930	$36,936,234

Diversified Chemicals — 0.75%
NL Industries	510,200	3,954,050

Food Processing — 2.14%
Viskase Cos., Inc. (b)	2,096,128	11,319,091

Gaming — 0.00%
Trump Entertainment Resorts (b)	910,628	0

Grocery Stores — 0.20%
Core-Mark Holding Co., Inc.	16,541	1,063,917

Metals & Mining — 0.03%
Kaiser Aluminum Corp.	1,844	141,785
Ormet Corp. (b)	372,638	5,031

		146,816

Common & Preferred Stock—(continued) Name of issuer	Number of Shares	Value (Note B)

Manufacturing — 0.94%
Amtrol, Inc. (b) (e) (f)	7,131	$3,023,396
Amtrol, Inc. PFD (b) (e) (f)	1,068	1,981,023

		5,004,419
Packaging & Container — 0.00%
Constar, Inc. (b) (e)	93,512	0
Rock-Tenn Co.	156	10,062

		10,062

Retail Food Chain — 0.54%
Romacorp, Inc. (b) (e) (f)	82,220	2,877,700

Transportation — 0.02%
Groupe Eurotunnel SA	5,424	77,780
Groupe Eurotunnel SA	1,925	27,604
International Airline Support Group (b)	219,540	0

		105,384

Total Common & Preferred Stocks — (cost—$86,224,721)		$61,417,673

Repurchase Agreement — 2.65%
State Street Bank & Trust Co.
Repurchase Agreement, 0.00% due 4/01/15 (b) (g)
Total Repurchase Agreement — (cost—$14,040,959)		$14,040,959

Total Investments — 98.45% (cost—$674,949,265)		521,614,627

Net Other Assets and Liabilities — 1.55%		8,196,559

Net Assets — 100%		$529,811,186

(a)	Portions of portfolio are pledged to collateralize short tem borrowings.
(b)	Non-income producing security.
(c)	Security is in principal default. As of the date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $209,030,990 which represents 39.45% of total net assets.
(e)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(f)	All or a portion of security is restricted. The Trust may invest in or acquire unregulated restricted securities. Restricted or illiquid securities are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of March 31, 2015 is $7,882,119 which represents 1.49% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amtrol, Inc.	6/22/2007 — 12/2/2014	$6,951,542
Amtrol, Inc. PFD	12/14/12	$1,068,000
Romacorp, Inc.	11/15/06	$4,118,756

(g)	Acquired on March 31, 2015. Collateralized by $14,326,965 of US Treasury Notes due through 8/15/2024. The maturity value is $14,040,959.

PIK	Payment in Kind

FRN	Floating Rate Note

PFD	Preferred Security

Statement of Assets

and Liabilities (unaudited)

March 31, 2015

Assets
Investments—at market value (cost $674,949,265)	$521,614,627
Receivable for interest	9,452,964
Receivable for shares sold	17,133

Total Assets	531,084,724

Liabilities
Payable for trustee fees	663,515
Payable for shares repurchased	354,338
Accrued expenses	255,685

Total Liabilities	1,273,538
Net Assets	$529,811,186

Net Assets Consist of:
Capital, at a $1.00 par value	$95,333,943
Paid in surplus	1,001,756,706
Undistributed net investment income	272,315
Accumulated net realized loss on investments	(414,217,140)
Net unrealized depreciation of investments	(153,334,638)

Net Assets	$529,811,186

Net Asset Value, offering price and redemption price per share ($529,811,186/95,333,943 shares)	$5.56

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2015

Investment Income
Interest	$20,086,713
Dividends	648,911
Other Income	16,831

Total Income	20,752,455

Expenses
Trustee fees	$1,196,619
Administrative expenses and salaries	933,241
Interest expense	505,366
Legal fees	124,200
Auditing fees	105,860
Computer and related expenses	91,800
Custodian fees	60,050
Printing, postage and stationery fees	57,650
Commitment fees	43,733
Insurance	40,950
Registration and filing fees	27,300
Telephone	7,280
Other expenses	36,400

Total Expenses	3,230,449

Net Investment Income	17,522,006

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions	12,578,364
Change in unrealized appreciation (depreciation) of investments	(87,130,606)

Net Increase (Decrease) in Net Assets Resulting from Operations	($57,030,236)

The accompanying notes are an intergral part of the financial statements.

Statements of Changes

in Net Assets

	(unaudited) Six Months Ended March 31, 2015	Year Ended September 30, 2014
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$17,522,006	$48,942,619
Net realized gain (loss) from investment transactions	12,578,364	18,192,535
Change in unrealized appreciation (depreciation) of investments	(87,130,606)	(10,129,937)

Net Increase (Decrease) in Net Assets Resulting from Operations	(57,030,236)	57,005,217

Distributions to Shareholders from Net Investment Income	(21,348,202)	(48,452,232)
From Net Trust Share Transactions	64,829,048	(340,364,221)

Total Increase (Decrease) in Net Assets	(13,549,390)	(331,811,236)

Net Assets:
Beginning of Period	543,360,576	875,171,812

End of Period	$529,811,186	$543,360,576

Undistributed Net Investment Income	$272,315	$4,098,511

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Six Months Ended March 31,	Year Ended September 30,
Per Share Data	2015 (unaudited)	2014	2013	2012	2011	2010
Net Asset Value:
Beginning of Period	$6.48	$6.44	$6.03	$5.52	$6.03	$5.74

Income From Investment Operations:
Net investment income^	0.21	0.46	0.40	0.40	0.40	0.47
Net realized and unrealized gain (loss) on investment	–0.88	0.05	0.38	0.52	–0.47	0.26

Total from investment operations	–0.67	0.51	0.78	0.92	–0.07	0.73

Less Distributions:
Net investment income	–0.25	–0.47	–0.37	–0.41	–0.44	–0.44

Net Asset Value:
End of Period	$5.56	$6.48	$6.44	$6.03	$5.52	$6.03

Total Return#	–10.54%	8.06%	13.17%	17.17%	–1.60%	13.14%
Ratios & Supplemental Data
Net assets end of period (in thousands)	$529,811	$543,361	$875,172	$601,338	$468,926	$723,592
Ratio of operating expenses to average net assets*	1.27%	0.98%	0.96%	1.05%	0.92%	0.84%
Ratio of interest expense to average net assets	0.20%	0.10%	0.03%	0.05%	0.10%	0.07%
Ratio of net investment income to average net assets	6.91%	6.94%	6.26%	6.83%	6.45%	7.84%
Portfolio turnover rate	6.98%	29.34%	20.88%	25.36%	33.34%	27.88%

*	Includes Interest Expense when applicable

^	Per Share Data calculated using the Average Share Method

#	Total return reflects the rate that an investor would have earned on an investment in the Trust during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Note A–Organization

Northeast Investors Trust (the “Trust”), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended. The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Note B–Significant Accounting Policies

Valuation of Investments:  The value of equity securities or equity-like securities such as warrants for which market quotations are readily available, shall be determined on the basis of the last quoted sale prices taken from the primary market or exchange on which they are traded. A bid price may be used if it more closely reflects the fair value of the security as of the close of regular trading on the New York Stock Exchange. Fixed income securities, including securities convertible into equity, shall be valued on the basis of evaluated prices furnished by independent pricing services or from quotations received from dealers who make markets in such securities. The evaluations provided by the pricing services are based on expert analysis of market data and other factors such as last sale, dealer bids, yields, quality, coupon rate, maturity, type of issue, trading characteristics and other relevant bond market data.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. When fair valuation is used, the value of an investment used to determine the Trust’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed by the Trust’s Pricing Committee on an ongoing basis as information becomes available, but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Trust’s Board of Trustees on a quarterly basis. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities fair valued on March 31, 2015 was $8,835,939, which represents 1.67% of net assets.

Federal Income Taxes:  It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2014 and has determined that no provision for income tax is required in the Trust’s financial statements.

Notes to Financial Statements (unaudited) (continued)

The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense on the Statement of Operations.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes:  Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value:  In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income:  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust’s distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount and amortization of premium, is accrued as earned. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions:  Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk:  Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Note C–Trustees’ Compensation

Trustees’ compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees’ compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. For the six months ended March 31, 2015 the current Independent Trustees were aggregately paid $100,000 from the Trustee fees.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2015 was 5,089,513 shares (5.34%).

Other Expenses:  All non-asset based fees and expenses are accrued based on methodologies approved by the Board of Trustees.

Notes to Financial Statements (unaudited) (continued)

Administrative Expenses & Salaries:  Northeast Investors Trust incurs salary and administrative expenses for personnel performing transfer agent and dividend disbursement related functions.

Note D–Shares of Beneficial Interest

At March 31, 2015, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

Note D Table	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Shares Sold	50,582,906	300,282,293	29,002,873	190,454,082
Shares issued to shareholders in reinvestment of distributions from net investment income	2,393,601	14,238,576	5,217,539	34,078,905

	52,976,507	314,520,869	34,220,412	224,532,987

Shares repurchased	(41,563,789)	(249,691,821)	(86,185,330)	(564,897,208)

Net Increase (Decrease)	11,412,718	64,829,048	(51,964,918)	(340,364,221)

Note E–Purchases and Sales of Investments

The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $39,846,263 and $111,824,242 respectively, for the six months ended March 31, 2015.

Note F–Short-term Borrowings

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2015 the Trust has unused lines of credit amounting to $200,000,000. The lines of credit may be terminated at the bank’s option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the six months ended March 31, 2015:

Average amount outstanding (total of daily outstanding principal balances divided by the number of days with debt outstanding during the period)	$89,754,632
Weighted average interest rate	1.37%

Note G–Repurchase Agreement

On a daily basis, the Trust invests cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust’s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H–Additional Tax Information

The amount of distributions paid during the six months ended March 31, 2015 and the year ended September 30, 2014 were $21,348,202 and $48,452,232, respectively, and were classified as ordinary income.

Notes to Financial Statements (unaudited) (continued)

The Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”) was enacted to update some of the federal income and excise tax rules related to regulated investment companies. The RIC Mod Act allows new capital losses to be carried forward indefinitely rather than for a maximum of eight years. The capital losses also now retain the character of the original loss rather than be carried forward as all short-term as under previous law. The provisions of the RIC Mod Act are effective for taxable years beginning after December 22, 2010. Losses incurred during these years (Post-RIC Mod Act) will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. As a result the Pre-RIC Mod Act capital loss carryforwards may expire unused.

As of September 30, 2014 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed Ordinary Income	4,098,511
Capital Loss Carryforward Pre-RIC Mod Act:
2015	(53,488,548)
2016	(35,052,024)
2017	(100,070,501)
2018	(15,862,511)
2019	(159,796,299)

Total Capital Loss Carryforward Pre-RIC Mod Act:	(364,269,883)
Capital Loss Carryforward Post-RIC Mod Act:	(61,274,982)
Unrealized gains (losses)—net	(67,454,671)
Total distributable earnings (losses)—net	(488,901,025)

At March 31, 2015 the Trust’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	679,949,265
Gross unrealized gain	38,214,613
Gross unrealized loss	(191,549,251)

Net unrealized security gain (loss)	(153,334,638)

Note-I Fair Value Measurements

Accounting Standards Codification ASC 820, “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Notes to Financial Statements (unaudited) (continued)

Level 2 — Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarized the Trust’s investment as of March 31, 2015, based on the inputs used to value them.

	Level 1	Level 2	Level 3	Total as of 3/31/2015
Corporate Bonds, Notes and Preferred Securities	—	$434,727,348	$953,820	$435,681,168
Common and Preferred Stock	$53,430,170	$105,384	$7,882,119	$61,417,673
Repurchase Agreement	—	$14,040,959	—	$14,040,959
Foreign Bonds	—	$3,249,531	—	$3,249,531
Asset Backed Security	—	$7,225,296	—	$7,225,296

	$53,430,170	$459,348,518	$8,835,939	$521,614,627

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. As of March 31, 2015, there has been one transfer between Level 2 and Level 1 due to the presence of a traded market on March 31, 2015. There were no transfers between Level 2 and Level 3 for the period.

At March 31, 2015, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds, Notes & Preferred Securities	Common & PFD Stock	Totals
Beginning Balance @ 9/30/14	$2,006,710	$7,512,063	$9,518,773

Purchases	$—	$—	$—
Sales	$(1,169,878)	$—	$(1,169,878)
Realized Gain (Loss)	$(209,928)	$—	$(209,928)
Net Change in Unrealized Appreciation/(Depreciation)	$326,916	$370,056	$696,972
Transfers into Level 3	$—	$—	$—
Transfers out of Level 3	$—	$—	$—

Ending Balance @ 03/31/15	$953,820	$7,882,119	$8,835,939

Change in Unrealized Gain / (Loss) for Positions Still Held at March 31, 2015
Corporate Bonds	$149,814
Common Stocks	$370,056

Totals	$519,870

Notes to Financial Statements (unaudited) (continued)

The Financial Accounting Standard Board (“FASB”) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of March 31, 2015:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input(1)
Fixed Income
Packaging & Container	$929,279	Market Approach(2)	Recovery Rate	not applicable	Increase

Paper/Forest Products	$24,541	Market Approach(2)	Recovery Rate	not applicable	Increase
Equity
Misc. Manufacturing	$5,004,419	Recent Transaction Price(3)	not applicable	not applicable	Increase

Retail Food Chains	$2,877,700	Recent Transaction Price(3)	not applicable	not applicable	Increase

	$8,835,939

(1)

This column represents the directional change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	A market approach using the value of the underlying assets of a company.

(3)

Certain securities are valued based on recent transactions (generally within six months of valuation date). In some cases, the fair value may be based on a pending transaction expected to occur after the valuation date.

Trustees & Officers

The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Peter J. Blampied, Marshall I. Goldman, George P. Beal, Charles R. Daugherty and the Hon. Maurice H. Richardson. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Trust. The table below provides certain information about the Trust’s Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 125 High Street, Boston, MA 02110-2301.

The Trust’s Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

Name/Age/Service*	Position	Principal Occupation(s) / Other Directorships During the Past Five Years
AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad# Age: 84 Years of Service: 53	Trustee	Trustee of Northeast Investors Trust; Director of New America High Income Fund, Inc. (until Jan. 2013); Chairman of Sippican Capital Advisors
Bruce H. Monrad# Age: 53 Years of Service: 21	Trustee and Chairman	Trustee and Chairman of Northeast Investors Trust
Gordon C Barrett Age: 58 Years of Service: 27	Executive Vice President and Chief Financial Officer	Chief Financial Officer of Northeast Investors Trust; President of Sippican Capital Advisors; Chief Financial Officer of Northeast Investors Growth Fund (until Aug. 2011) Officer of Northeast Investment Management, Inc (until Nov. 2010)
David A. Randall Age: 48 Years of Service: 14	Chief Compliance Officer	Officer of Northeast Investors Trust; Officer of Northeast Investors Growth Fund (until Aug. 2011)

INDEPENDENT TRUSTEES
Peter J. Blampied Age: 72 Years of Service: 14	Trustee	Director of A.W. Perry, Inc.
Marshall I. Goldman Age: 84 Years of Service: 10	Trustee	Kathryn Wasserman Davis Professor of Russian Economics (Emeritus) at Wellesley College; Senior Scholar and Former Associate Director of the Davis Center for Russian and Eurasian Studies at Harvard University; Director of Century Bank & Trust Co.
George P. Beal Age: 61 Years of Service: 10	Trustee	Managing Partner, Boston Family Office, LLC; Director and Trustee of Breckinridge Capital Advisors
Charles R. Daugherty Age: 60 Years of Service: 10	Trustee	Managing Partner, Stanwich Advisors, LLC
Hon. Maurice H. Richardson Age: 86 Years of Service: 10	Trustee	Assistant Professor, Law & Psychiarty Program, Department of Psychiatry, University of Massachusetts Medical School (until 2011); Director of the Advisors Charitable Gift Fund.

*	The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.
#	Ernest E. Monrad and Bruce H. Monrad are father and son respectively.

Trustees

Ernest E. Monrad	Bruce H. Monrad
Peter J. Blampied	George P. Beal
Charles R. Daugherty	Hon. Maurice H. Richardson
Marshall I. Goldman

Officers

Bruce H. Monrad, Chairman

Gordon C. Barrett, Executive Vice President & Chief Financial Officer

David A. Randall, Vice President & Chief Compliance Officer

Chapin P. Mechem, Vice President

Nancy A. Holler, Assistant Vice President

Matthew D. Fratolillo, Assistant Vice President

Joseph R. Morrison, Assistant Vice President

Custodian

State Street Bank & Trust Co.

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

One Financial Center

Boston, Massachusetts 02111

Transfer Agent

Northeast Investors Trust

125 High St.

Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust’s future performance, and that the Trust’s investments are subject to market risks.

For a free copy of the Trust’s proxy voting guidelines or information on how the Trust voted proxies during the most recent 12 month period ended on June 30 visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)’s web site at www.sec.gov.

Shares of the Trust are sold to investors at net asset value by

Northeast Investors Trust

125 High St.

Boston, Massachusetts 02110

(800) 225-6704

The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Inv TR, NE Investors.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and financial officers, after evaluating the effectiveness of the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act, have concluded that, based on such evaluation, the registrant’s disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b)	There was no change in the internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	99.CERT—Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)	99.906CERT—A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

By (Signature and Title)

Bruce H. Monrad
Chairman
(principal executive officer)

Date: June 1, 2015

By (Signature and Title)

Gordon C. Barrett
Treasurer
(principal financial officer)

Date: June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

Bruce H. Monrad
Chairman
(principal executive officer)

Date: June 1, 2015

By (Signature and Title)

Gordon C. Barrett
Treasurer
(principal financial officer)

Date: June 1, 2015